Acquisition of businesses - Schedule of cash consideration paid in respect of acquisition of businesses and purchase of shares of non-controlling interests (Details) $ in Millions	6 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration paid	$ (25)
Cash acquired	2
Net cash outflow on acquisition of businesses	(76)
Acquisition in subsidiaries
Disclosure of detailed information about business combination [line items]
Cash consideration paid	(25)
Acquisition in subsidiaries | Prior year acquisitions - subsidiaries
Disclosure of detailed information about business combination [line items]
Other consideration	6
Aggregated individually immaterial associates
Disclosure of detailed information about business combination [line items]
Capital injection	$ (47)